Business combination and disposal of subsidiaries (Narrative) (Details) - CNY (¥) ¥ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2017	Jun. 30, 2016	Dec. 31, 2016
Beijing Yunke Online Technology Developments Co., Ltd. [Member]
Business combination [Line Items]
Gain (Loss) on Disposition of Stock in Subsidiary	¥ 37,989
Disposal Of Equity Interest, Percentage Of Ownership Transferred	46.00%
Sale of Stock, Percentage of Ownership after Transaction	34.00%
Xingxue Technology Development Co., Ltd [Member]
Business combination [Line Items]
Equity Method Investment Disposal Percentage			33.86%
Assets and Liabilities for Disposal of Subsidiaries			¥ 154,999
Proceeds from Sale of Equity Method Investments			¥ 118,500
Equity Method Investment, Ownership Percentage			31.14%
Equity Method Investment, Realized Gain (Loss) on Disposal			¥ 127,434
Deconsolidation, Revaluation of Retained Investment, Gain (Loss), Amount			57,791
Fair value of consideration received, fair value the retained noncontrolling interest and carrying amount of noncontrolling interest			¥ 282,433
Beifu [Member]
Business combination [Line Items]
Subsidiary Divestiture Interest Percentage		60.00%
Proceeds from Divestiture of Interest in Consolidated Subsidiaries		¥ 3,500
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		10.00%
Gain (Loss) on Disposition of Stock in Subsidiary		¥ (23,474)
Fair Value Consideration Received		13,236
Assets and Liabilities for Disposal of Subsidiaries		36,710
Deconsolidation, Revaluation of Retained Investment, Gain (Loss), Amount		¥ (3,088)